Guarantees with Third Parties, Contingent Assets and, Liabilities, and Other Commitments - Financial Covenants - Additional Information (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure Of Other Provisions [Line Items]
EQUITY		$ 10,333,663	$ 12,246,186	$ 8,831,900	$ 8,278,507
Ratio of Unsecured assets to Unsecured total liabilities	1.22%
Borrowings		35,064	$ 29,474	$ 40,867
Enel Generacion Peru S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding lease balance		17,214
Enel Generacion Piura S.A.
Disclosure Of Other Provisions [Line Items]
Bonds outstanding		64,504
Enel Green Power Volta Grande [Member]
Disclosure Of Other Provisions [Line Items]
Bonds outstanding		144,486
Tenth Local Bond Issue [Member] | Enel Distribución Río
Disclosure Of Other Provisions [Line Items]
Bonds outstanding		193,471
Banco Nacional de Desenvolvimiento [Member] | Enel Distribución Río
Disclosure Of Other Provisions [Line Items]
Borrowings		3,846
Electrobras and Banco do Brasil [Member] | Enel Distribución Ceará [Member]
Disclosure Of Other Provisions [Line Items]
Borrowings		1,584
BNDES and Banco Itau [Member] | Enel Distribución Ceará [Member]
Disclosure Of Other Provisions [Line Items]
Borrowings		1,986
MUFG BANK LTD [Member]
Disclosure Of Other Provisions [Line Items]
Borrowings		121,194
Citibank and Banco Itau [Member] | Enel Distribución Río
Disclosure Of Other Provisions [Line Items]
Borrowings		$ 174,154
Series B2 [Member]
Disclosure Of Other Provisions [Line Items]
Minimum equity requirement	$ 718,053
EQUITY	$ 7,346,717
Financial debt to capitalization ratio, maximum	2.24%
Debt to equity ratio	1.61%	1.61%
Fifth And Sixth Local Bonds Issue And Promissory Notes [Member] | MUFG BANK LTD [Member] | Enel Distribución Ceará [Member]
Disclosure Of Other Provisions [Line Items]
Bonds outstanding		$ 405,046
Twenty Third And Twenty four Local Bond Issue [Member] | Enel Distribución Sao Paulo [Member]
Disclosure Of Other Provisions [Line Items]
Bonds outstanding		$ 886,881